Document and Entity Information	Jun. 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 10, 2021
Current Fiscal Year End Date	--12-31
Entity Registrant Name	CHEMBIO DIAGNOSTICS, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-35569
Entity Tax Identification Number	88-0425691
Entity Address, Address Line One	555 WIRELESS BLVD.
Entity Address, City or Town	HAUPPAUGE
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11788
City Area Code	631
Local Phone Number	924-1135
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001092662
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CEMI
Security Exchange Name	NASDAQ